SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
SEGMENT INFORMATION
SEGMENT INFORMATION

24   SEGMENT INFORMATION

The Company has one operating segment, which is the design, build-out and operation of data centers. The Company’s chief operating decision maker is the chief executive officer of the Company who reviews the Company’s consolidated results of operations in assessing performance of and making decisions about resource allocations to this segment.

During the years ended December 31, 2020, 2021 and 2022, substantially all of the Company’s operations are in the PRC. As of December 31, 2021 and 2022, the long-lived assets amounted to RMB2,670,937 and RMB4,406,267, respectively, were located in Hong Kong SAR; RMB167,818 and RMB141,333, respectively, were located in Singapore; nil and RMB531,477, respectively, were located in Malaysia; nil and RMB33,285, respectively, were located in Indonesia and substantially all of the remaining long-lived assets were in the PRC.